BORROWINGS (Tables)	12 Months Ended
Sep. 30, 2021
BORROWINGS
Schedule of Debt

Borrowings consisted of the following:

	September 30,
	2020	2021
	RMB	RMB
Interest-free borrowing from Beijing Changping Technology Development Co. Ltd.(“BC-TID”)	137,660	137,660
Long-term borrowings	137,660	137,660
Current portion of long-term borrowings	—	137,660
Non-current portion of long-term borrowings	137,660	—